QUARTERLY FINANCIAL DATA (UNAUDITED) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Quarterly Financial Data Unaudited
Net sales	$ 379,976	$ 334,415	$ 366,639	$ 410,522	$ 400,027	$ 395,271	$ 445,442	$ 405,202	$ 386,340	$ 1,080,398	$ 1,175,099	$ 1,530,535	$ 1,626,324	$ 1,570,400
Gross profit (loss)	(14,816)	(21,021)	3,768	(1,273)	3,362	(2,014)	12,065	1,653	(5,773)	(13,134)	5,857	(15,164)	5,931	54,358
Loss from operations	(23,503)	(30,211)	(5,202)	(10,171)	(5,953)	(10,598)	3,345	(7,109)	(11,223)	(36,764)	(21,326)	(51,537)	(25,585)	23,509
Net loss attributed to Pacific Ethanol, Inc.	(27,326)	(32,010)	(7,514)	(12,908)	(7,841)	(13,285)	(202)	(8,841)	(12,636)	(47,862)	(28,263)	(60,273)	(34,964)	1,419
Preferred stock dividends		(319)	(319)	(315)	(312)	(319)	(319)	(315)	(312)
Net loss available to common stockholders	$ (27,645)	$ (32,329)	$ (7,833)	$ (13,223)	$ (8,153)	$ (13,604)	$ (521)	$ (9,156)	$ (12,948)	$ (48,808)	$ (29,209)	$ (61,538)	$ (36,229)	$ 148
Basic and diluted loss per common share (in dollars per share)	$ (0.58)	$ (0.74)	$ (0.18)	$ (0.31)	$ (0.19)	$ (0.32)	$ (0.01)	$ (0.22)	$ (0.31)	$ (1.04)	$ (0.68)	$ (1.42)	$ (0.85)	$ 0.00